Impairment loss on marketable securities and investments in associated companies - Schedule of Impairments on Marketable Securities and Investments (Details) - USD ($) $ in Millions	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)	$ 0
Total impairment of investments	0
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments			$ 73
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	0		76	$ 36
Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	0				$ 13
Seadrill Partners, Seamex Limited and Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	0
Common Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)	0
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	0		400	723
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	0		$ 180	$ 82
Member Interest and Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 0
Predecessor
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)		$ 0			0	$ 153
Total impairment of investments		0			841	895
Predecessor | SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		0			36	76
Predecessor | Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		0			0	13
Predecessor | Seadrill Partners, Seamex Limited and Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		0			841	742
Predecessor | Common Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)		0			0	153
Predecessor | Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		0			723	400
Predecessor | Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		0			82	180
Predecessor | Member Interest and Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		$ 0			$ 0	$ 73